Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax
Deferred tax asset	$ 121,854	$ 103,237
Valuation allowance	(121,854)	(103,237)
Net deferred tax asset	$ 0	$ 0